Other Receivables	6 Months Ended
Sep. 30, 2022
Other Receivables [abstract]
OTHER RECEIVABLES

NOTE 6 — OTHER RECEIVABLES

Other receivables consist of the following:

	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$46,053,594	$43,168,720
GST and other taxes on the above	8,289,647	7,770,370
	$54,343,241	$50,939,090